Loans Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans Receivable

NOTE 5 - LOANS RECEIVABLE

At September 30, 2019 and December 31, 2018, the Company’s loans receivable consists of the following:

	September 30, 2019	December 31, 2018
Loans receivable, net	$146,416	$112,911
Less: current portion	(19,092)	(37,155)
Loans receivable, non-current	$127,324	$75,756

During August 2019, the company advanced money to a former franchisee and issued a loan receivable in the amount of $60,186. The loan is payable in 120 monthly payments consisting of principal and interest of 12%, with the payments becoming due as of December 1, 2019.

Loans receivable includes loans to franchisees totaling, in the aggregate, $146,416 and $112,911, net of reserves for uncollectible loans of $55,000 and $55,000 at September 30, 2019 and December 31, 2018. The loans have original terms ranging up to 10 years, earn interest at rates ranging from 2% to 12%, and are being repaid on a weekly or monthly basis.

NOTE 5 - LOANS RECEIVABLE

At December 31, 2018 and 2017, the Company’s loans receivable consists of the following:

	December 31,	December 31,
	2018	2017
Loans receivable, net	$112,911	$170,668
Less: current portion	(37,155)	(20,146)
Loans receivable, non-current	$75,756	$150,522

Loans receivable includes loans to franchisees totaling, in the aggregate, $112,911 and $170,668, net of reserves for uncollectible loans of $55,000 and $55,000 at December 31, 2018 and 2017, respectively. The loans have original terms ranging from 1 year to 5 years, earn interest at rates ranging from 1% to 5%, and are being repaid on a weekly or monthly basis.